AUDIT INFORMATION	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Audit Information [Abstract]
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.	PRICE WATERHOUSE & CO. S.R.L.	Deloitte & Co. S.A.
Auditor Location	Autonomous City of Buenos Aires, Argentina	Autonomous City of Buenos Aires, Argentina	Autonomous City of Buenos Aires, Argentina
Auditor Firm ID	1349	1349	1088